SCHEDULE OF CONCENTRATIONS OF RISK OUTSANDING PAYABLE (Details) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member] - Vendor A [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Percentage of purchases	25.40%	16.50%	18.00%
Accounts payable	$ 545	$ 1,086	$ 280